Fair Value Measurements (Carrying Amounts And Fair Values Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Book value	$ 2,403,098		$ 1,490,369		$ 295,514	$ 520,401
Restricted cash, Book value	419,447		717,388
Derivative assets, Book value	18,965		24,549
Notes receivable net, Book value	116,197	[1]	135,154	[2]
Assets, Book value	2,957,707		2,367,460
Debt, Book value	29,806,843		30,402,392
Derivative liabilities, Book value	21		2,208
Guarantee, Book value	47,380		133,500
Liabilities, Book value	29,854,244		30,538,100
Cash and cash equivalents, Fair value	2,403,098		1,490,369
Restricted cash, Fair Value	419,447		717,388
Derivative assets, Fair value	18,965		24,549
Notes receivable net, Fair Value	116,197		135,154
Assets, Fair value	2,957,707		2,367,460
Debt, Fair value	29,915,965		30,384,868
Derivative liabilities, Fair value	21		2,208
Guarantee, Fair value	46,827		131,814
Liabilities, Fair value	29,962,813		30,518,890
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair value	2,403,098		1,490,369
Restricted cash, Fair Value	419,447		717,388
Assets, Fair value	2,822,545		2,207,757
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, Fair value	18,965		24,549
Notes receivable net, Fair Value	116,197		135,154
Assets, Fair value	135,162		159,703
Debt, Fair value	29,915,965		30,384,868
Derivative liabilities, Fair value	21		2,208
Liabilities, Fair value	29,915,986		30,387,076
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantee, Fair value	46,827		131,814
Liabilities, Fair value	$ 46,827		$ 131,814

[1]	As of December 31, 2015, we did not have an allowance for credit losses on notes receivables. We recognized a $2.0 million provision during the year ended December 31, 2015, which was used upon termination of the related leases.
[2]	As of December 31, 2014, we did not have an allowance for credit losses on notes receivables and there was no activity recorded for credit losses during the year ended December 31, 2014.